Note 10 - Stock-based Compensation (Details Textual) $ in Thousands			12 Months Ended
	Jun. 28, 2017	Mar. 28, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Share reservation limitations, maximum percentage of allowed reserved shares			17.50%
Number of shares reserved for issue under options and contracts for sale of shares | shares			4,812,000
Maximum Term of Options Granted for Share-based Payment Arrangement			10 years
Number of share options granted in share-based payment arrangement			826,000	381,900	478,000
Share-based payment arrangements, option vesting percentage, year one				50.00%
Share-based payment arrangements, option vesting percentage, year two				16.67%
Share-based payment arrangements, option vesting percentage, year three				16.67%
Share-based payment arrangements, option vesting percentage, year four				16.67%
First set of stock options issued in a share-based payment arrangement [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			641,500		128,000
Share-based payment arrangements, option vesting percentage, year one			50.00%		50.00%
Share-based payment arrangements, option vesting percentage, year two			16.67%		25.00%
Share-based payment arrangements, option vesting percentage, year three			16.67%		25.00%
Share-based payment arrangements, option vesting percentage, year four			16.67%
Second set of stock options issued in a share-based payment arrangement [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting period					4 years
Number of share options granted in share-based payment arrangement			185,000		350,000
Share-based payment arrangements, option vesting percentage, year one			50.00%		50.00%
Share-based payment arrangements, option vesting percentage, year two			25.00%		16.67%
Share-based payment arrangements, option vesting percentage, year three			25.00%		16.67%
Share-based payment arrangements, option vesting percentage, year four					16.67%
Stock options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees			$ 646	$ 1,706	$ 2,500
Restricted share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees			$ 171
Number of other equity instruments granted in share-based payment arrangement		150,000	150,000
Share-based payment arrangements, other equity instruments, vesting period		90 days
Number of other equity instruments exercised or vested in share-based payment arrangement	150,000		150,000
Top of range [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting period			4 years